Shareholder Report, Holdings (Details)	Jun. 30, 2026
Class A | Diversified
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class A | Residential
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A | Office
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Specialty
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Diversified
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class C | Residential
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C | Office
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Specialty
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Diversified
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Class I | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class I | Residential
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class I | Office
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Specialty
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R | Diversified
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Class R | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class R | Residential
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class R | Office
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Specialty
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class R | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class R | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Z | Diversified
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Class Z | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class Z | Residential
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class Z | Office
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Specialty
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class Z | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Z | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Z | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class Z | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%